                      NEW ENGLAND LIFE INSURANCE COMPANY
                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                            AMERICAN GATEWAY SERIES

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated May 1, 2000 and subsequent supplements. You should read and retain this supplement.

The Policies are no longer offered for sale. Existing Policy holders may continue to make additional premium payments to their Policies.

The current investment choices available under your Policy include 1 Fixed Account and the 14 Eligible Funds listed below:

MET INVESTORS SERIES       FI Value Leaders Portfolio
  TRUST -- CLASS A

  Legg Mason Value Equity  Jennison Growth Portfolio
   Portfolio

METROPOLITAN SERIES FUND,  Loomis Sayles Small Cap Core Portfolio
  INC. -- CLASS A

  Artio International      Met/Artisan Mid Cap Value Portfolio
   Stock Portfolio

  BlackRock Bond Income    MetLife Stock Index Portfolio
   Portfolio

  BlackRock Legacy Large   MFS(R) Total Return Portfolio
   Cap Growth Portfolio

  BlackRock Money Market   Western Asset Management Strategic Bond Opportunities
   Portfolio                 Portfolio

  Davis Venture Value      Western Asset Management U.S. Government Portfolio
   Portfolio

Current prospectuses for the Eligible Funds may be obtained by calling 1-800-334-4456.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

POLICY CHARGES

Certain Eligible Funds may impose a redemption fee in the future. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each portfolio. Current prospectuses for the Eligible Funds may be obtained by calling 1-800-334-4456.

ELIGIBLE FUND FEES AND EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2009 (as a percentage of average daily net assets)

                                        DISTRIBUTION           ACQUIRED    TOTAL    CONTRACTUAL   NET TOTAL
                                           AND/OR              FUND FEES  ANNUAL     FEE WAIVER     ANNUAL
                            MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
ELIGIBLE FUND                  FEE          FEES      EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT  EXPENSES**
-------------               ---------- -------------- -------- --------- --------- -------------- ----------

MET INVESTORS SERIES TRUST
 -- CLASS A

Legg Mason Value Equity
 Portfolio.................    0.64%         --         0.07%    --        0.71%        --           0.71%

METROPOLITAN SERIES FUND,
 INC. -- CLASS A

Artio International Stock
 Portfolio.................    0.83%         --         0.13%    0.03%     0.99%        0.03%        0.96%/1/

                                                              SUPP - GTWY-05-10

                                       DISTRIBUTION           ACQUIRED    TOTAL    CONTRACTUAL   NET TOTAL
                                          AND/OR              FUND FEES  ANNUAL     FEE WAIVER     ANNUAL
                           MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
ELIGIBLE FUND                 FEE          FEES      EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT  EXPENSES**
-------------              ---------- -------------- -------- --------- --------- -------------- ----------

BlackRock Bond Income
 Portfolio................    0.38%         --         0.05%     --       0.43%        0.03%        0.40%/2/

BlackRock Legacy Large
 Cap Growth Portfolio.....    0.73%         --         0.10%     --       0.83%        0.01%        0.82%/3/

BlackRock Money Market
 Portfolio................    0.32%         --         0.02%     --       0.34%        0.01%        0.33%/4/

Davis Venture Value
 Portfolio................    0.71%         --         0.03%     --       0.74%        0.05%        0.69%/5/

FI Value Leaders
 Portfolio................    0.67%         --         0.10%     --       0.77%        --           0.77%

Jennison Growth Portfolio.    0.62%         --         0.04%     --       0.66%        0.04%        0.62%/6/

Loomis Sayles Small Cap
 Core Portfolio...........    0.90%         --         0.09%     --       0.99%        0.05%        0.94%/7/

Met/Artisan Mid Cap Value
 Portfolio................    0.82%         --         0.05%     --       0.87%        --           0.87%/8/

MetLife Stock Index
 Portfolio................    0.25%         --         0.03%     --       0.28%        0.01%        0.27%/9/

MFS(R) Total Return
 Portfolio................    0.54%         --         0.06%     --       0.60%        --           0.60%

Western Asset Management
 Strategic Bond
 Opportunities Portfolio..    0.62%         --         0.07%     --       0.69%        0.04%        0.65%/10/

Western Asset Management
 U.S. Government
 Portfolio................    0.48%         --         0.04%     --       0.52%        0.01%        0.51%/11/

-----------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.
/6/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.
/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million. /8/ Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.
/9/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.
/10/ MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.
/11/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.

The following table shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Policy.

MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES

                                                                                   MINIMUM MAXIMUM
                                                                                   ------- -------

TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Eligible Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)...................  0.28%   0.99%

THE VARIABLE ACCOUNT

The assets of New England Variable Life Separate Account (the "Variable Account") are solely for the benefit of those who invest in the Variable Account and no one else, including our creditors. The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from the Variable Account without regard to our other business.

We are obligated to pay all money we owe under the Contracts -- such as death benefits -- even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our General Account. Amounts paid from the General Account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our General Account. New England Life Insurance Company ("NELICO") is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its General Account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

INVESTMENTS OF THE VARIABLE ACCOUNT

FUNDING OPTION                                 INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
--------------                                 --------------------            -----------------------------

MET INVESTORS SERIES TRUST -- CLASS A

Legg Mason Value Equity Portfolio      Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Legg Mason Capital
                                                                              Management. Inc.

METROPOLITAN SERIES FUND, INC. --
  CLASS A

Artio International Stock Portfolio    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Artio Global
                                                                              Management, LLC

BlackRock Bond Income Portfolio        Seeks a competitive total return       MetLife Advisers, LLC
                                       primarily from investing in            Subadviser: BlackRock Advisors,
                                       fixed-income securities.               LLC

BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital.     MetLife Advisers, LLC
  Portfolio                                                                   Subadviser: BlackRock Advisors,
                                                                              LLC

BlackRock Money Market Portfolio       Seeks a high level of current income   MetLife Advisers, LLC
                                       consistent with preservation of        Subadviser: BlackRock Advisors,
                                       capital.                               LLC

Davis Venture Value Portfolio          Seeks growth of capital.               MetLife Advisers, LLC
                                                                              Subadviser: Davis Selected
                                                                              Advisers, L.P.

FI Value Leaders Portfolio             Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Pyramis Global
                                                                              Advisors, LLC

FUNDING OPTION                                 INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
--------------                                 --------------------            -----------------------------

Jennison Growth Portfolio              Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates
                                                                              LLC

Loomis Sayles Small Cap Core Portfolio Seeks long-term capital growth from    MetLife Advisers, LLC
                                       investments in common stocks or other  Subadviser: Loomis, Sayles &
                                       equity securities.                     Company, L.P.

Met/Artisan Mid Cap Value Portfolio    Seeks long-term capital growth.        MetLife Advisers, LLC
                                                                              Subadviser: Artisan Partners
                                                                              Limited Partnership

MetLife Stock Index Portfolio          Seeks to equal the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                       Stock Price Index.                     Advisors Company, LLC

MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts
                                       portfolio.                             Financial Services Company

Western Asset Management Strategic     Seeks to maximize total return         MetLife Advisers, LLC
  Bond Opportunities Portfolio         consistent with preservation of        Subadviser: Western Asset
                                       capital.                               Management Company

Western Asset Management U.S.          Seeks to maximize total return         MetLife Advisers, LLC
  Government Portfolio                 consistent with preservation of        Subadviser: Western Asset
                                       capital and maintenance of liquidity.  Management Company

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Sub-Account investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

ALLOCATION OF PREMIUM PAYMENTS AND TRANSFER OF CASH VALUE

MARKET TIMING

We have modified the second paragraph in the MARKET TIMING subsection regarding monitored portfolios to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the Artio International Stock Portfolio, the Loomis Sayles Small Cap Core Portfolio, and the Western Asset Management Strategic Bond Opportunities Portfolio --the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Eligible Funds, in a 12-month period there were,
(1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and
(3) two or more "round-trips" involving any Eligible Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

             1095 Avenue of the         Telephone: (800) 334-4456
               Americas
             New York, NY 10036